S000043043 [Member] Investment Strategy - iShares Currency Hedged MSCI Japan ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI Japan 100% Hedged to USD Index (the “Underlying Index”), which is designed to measure the performance of the large- and mid-capitalization segments of the Japanese equity market with the currency risk inherent in the securities included in the Underlying Index hedged to the U.S. dollar on a monthly basis. As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the Underlying Fund.
Components of the Underlying Index may include equity securities and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge against non-U.S. currency fluctuations against the U.S. dollar. The notional exposure of foreign currency forward contracts (both deliverable and non-deliverable) generally will be a short position that hedges currency risk of the equity portfolio.
The Underlying Index sells forward the total value of the non-U.S. dollar denominated securities included in the Underlying Index at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Japanese yen in relation to the U.S. dollar. The hedge is reset on a monthly basis. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the Japanese yen is weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the Japanese yen is rising relative to the U.S. dollar.
In order to track the “hedging” component of the Underlying Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Japanese yen. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed-upon exchange rate. The Fund's exposure to foreign currency forward contracts is based on the aggregate exposure of the Fund to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Japanese yen. The return of the foreign currency forward contracts may not perfectly offset the actual fluctuations in value between the Japanese yen and the U.S. dollar.
The Fund may also use non-deliverable forward (“NDF”) contracts to execute its hedging transactions. An NDF contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies and the contractually agreed-upon exchange rate, a net cash settlement will be made by one party to the other in U.S. dollars.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and the Underlying Fund may or may not hold all of the components of the applicable underlying index.
The Fund generally will invest at least 80% of its assets in the component securities (including indirect investments through the Underlying Fund) and other instruments of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities and currency forwards in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.